UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Peter K. Seldin
Address:	575 Lexington Avenue, 33rd Floor
		New York, NY  10022

Form 13F File Number: 28-3604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	            Peter K. Seldin
Title:		Investment Manager
Phone:		212-753-5150

Signature,	            Place,            and Date of Signing:
/s/Peter K. Seldin	New York, NY	May 15, 2008

Report type (Check only one):

[X]  13F Holdings Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		 3
Form 13F Information Table Entry Total:		15
Form 13F Information Table Value Total:   $782,505
					(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number		Name

1. 	028-12601			Centennial Energy Partners, L.L.C.
2. 	028-12603			Centennial Energy Partners, L.P.
3. 	028-12606			Hoyt Farm Partners, L.P.


FORM 13F INFORMATION TABLE
COLUMN 1		COLUMN 2  COLUMN 3	COLUMN 4    COLUMN 5	COLUMN 6	COLUMN 7    COLUMN 8

                        TITLE OF             	VALUE       SHARES        INVESTMENT   	OTHER 	    VOTING AUTHORITY
NAME OF ISSUER          CLASS      CUSIP    	(X $1000)   PRN/AMT       DISCRETION	MANAGERS    SOLE      SHARED
ATP OIL & GAS		COM    00208J108        90995       2,781,027    SHARED-DEFINED  1,2        2,781,027     0
ATP OIL & GAS		COM    00208J108        42157       1,288,425    SHARED-DEFINED  1,3	    1,288,425     0
ATP OIL & GAS		COM    00208J108        10605         324,110    SHARED-DEFINED  1	      324,110     0
CARRIZO OIL & GAS INC   COM    144577103        67284       1,135,209    SHARED-DEFINED  1,2	    1,135,209     0
CARRIZO OIL & GAS INC   COM    144577103        27848         469,842    SHARED-DEFINED  1,3	      469,842     0
CARRIZO OIL & GAS INC   COM    144577103  	 5389          90,916    SHARED-DEFINED  1	       90,916     0
COMPTON PETE CORP.	COM    204940100       174220      15,709,692    SHARED-DEFINED  1,2	   15,709,692     0
COMPTON PETE CORP.	COM    204940100        84560       7,624,901    SHARED-DEFINED  1,3	    7,624,901     0
COMPTON PETE CORP.	COM    204940100        24522       2,211,203    SHARED-DEFINED  1          2,211,203     0
GMX RES INC             COM    38011M108        69271       1,983,134    SHARED-DEFINED  1,2	    1,983,134     0
GMX RES INC             COM    38011M108        28518         816,440    SHARED-DEFINED  1,3	      816,440     0
GMX RES INC             COM    38011M108         8554         244,890    SHARED-DEFINED  1	      244,890     0
TESCO CORP              COM    88157K101        57252       2,390,476    SHARED-DEFINED  1,2	    2,390,476     0
TESCO CORP              COM    88157K101        71358       2,979,454    SHARED-DEFINED  1,3	    2,979,454     0
TESCO CORP              COM    88157K101        19972         833,920    SHARED-DEFINED  1 	      833,920     0

